PROPERTY AND EQUIPMENT, NET (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 119,659,843			¥ 126,213,335
Less: accumulated depreciation and amortization		(67,790,929)			(73,752,450)
Property and equipment, net		51,868,914		$ 8,063,090	52,460,885
Total depreciation expense	¥ 6,087,423	8,692,093	¥ 8,418,634
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	2,468,175	3,283,130	2,923,170
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	1,257,337	1,064,370	879,228
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	455,373	601,509	514,458
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 1,906,538	3,743,084	¥ 4,101,778
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		53,049,213			53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		28,964,985			31,165,518
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,471,985			5,352,941
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		15,994,016			16,368,208
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,767,358			2,382,702
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 16,412,286			¥ 17,894,753